UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 to June 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
COMMON STOCK
Australia — 6.1%
CSR Ltd.	10,783	$30
Downer EDI Ltd.	54,620	201
Echo Entertainment Group Ltd.	9,932	34
Evolution Mining Ltd.	224,895	201
Fairfax Media Ltd.	44,792	28
Monadelphous Group Ltd.	2,914	21
OZ Minerals Ltd.	24,636	75
Sigma Pharmaceuticals Ltd.	48,175	29

		619

Austria — 0.5%
Austria Technologie & Systemtechnik AG	3,670	53

Belgium — 0.8%
Exmar NV	7,989	80

Canada — 6.5%
AGF Management Ltd., Class B	19,300	91
Air Canada, Class B1	1,100	12
Celestica Inc.[1]	5,700	66
Dream Global Real Estate Investment Trust[2]	1,200	9
Dream Office Real Estate Investment Trust[2]	1,200	24
Just Energy Group Inc.	1,900	10
Morguard Real Estate Investment Trust[2]	2,300	30
Northern Property Real Estate Investment Trust[2]	1,900	34
RONA Inc.	2,500	30
Transcontinental Inc., Class A	11,900	147
TransGlobe Energy Corp.	22,500	90
Yellow Pages Ltd.[1]	7,800	116

		659

China — 9.4%
China Aoyuan Property Group Ltd.	254,000	55
China Lesso Group Holdings Ltd.	9,000	7
Fantasia Holdings Group Co. Ltd.	600,000	104
Future Land Development Holdings Ltd.	54,000	10
Huangshan Tourism Development Co. Ltd., Class B	70,200	136
KWG Property Holding Ltd.	203,000	171
Lao Feng Xiang Co. Ltd., Class B	36,752	201
Shanghai Diesel Engine Co. Ltd., Class B	10,100	11
Shanghai Jinjiang International Industrial Investment Co., Ltd., Class B	28,000	49
Shanghai Mechanical and Electrical Industry Ltd., Class B	57,100	175

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
China — (continued)
Skyworth Digital Holdings Ltd.	36,000	$32

		951

Denmark — 0.6%
Dfds A/S	421	58

France — 2.0%
Boiron S.A.	682	67
Sartorius Stedim Biotech	479	132

		199

Germany — 3.0%
Deutsche Beteiligungs AG	6,112	188
Nemetschek AG	1,300	42
Patrizia Immobilien AG	2,860	70

		300

Indonesia — 1.8%
Bank Pembangunan Daerah Jawa Barat Dan Banten	3,006,900	185

Ireland — 1.3%
Aer Lingus Group PLC	46,889	125

Italy — 4.1%
ASTM SpA	13,293	175
Banca IFIS SpA	4,530	99
Unipol Gruppo Finanziario SpA	28,151	143

		417

Japan — 18.2%
Alpine Electronics Inc.	4,500	87
Alps Electric Co. Ltd.	3,000	92
Arcs Co. Ltd.	2,900	63
CONEXIO Corp.	3,000	33
DTS Corp.	400	9
EDION Corp.	4,700	33
Foster Electric Co. Ltd.	7,500	168
Geo Holdings Corp.	7,500	92
Japan Aviation Electronics Industry Ltd.	1,000	27
JVC Kenwood Corp.	3,100	8
Kawasaki Kisen Kaisha Ltd.	20,000	47
K’s Holdings Corp.	2,000	72
Mitsumi Electric Co. Ltd.	10,300	70
Nichi-Iko Pharmaceutical Co. Ltd.	1,900	51
Senko Co. Ltd.	8,000	51
Shindengen Electric Manufacturing Co. Ltd.	2,000	10

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Japan — (continued)
Sojitz Corp.	88,000	$214
Sumitomo Forestry Co. Ltd.	5,400	67
Taiyo Yuden Co. Ltd.	3,500	49
Takasago Thermal Engineering Co. Ltd.	2,700	33
Toda Corp.	8,000	37
Toho Holdings Co. Ltd.	9,500	219
Tokai Rika Co. Ltd.	3,000	75
Towa Pharmaceutical Co. Ltd.	1,500	96
UKC Holdings Corp.	2,000	43
Yaoko Co. Ltd.	1,000	47
Yuasa Trading Co. Ltd.	1,800	43

		1,836

Mexico — 1.7%
Mexico Real Estate Management SA de CV2	125,600	174

New Zealand — 5.0%
Air New Zealand Ltd.	116,138	201
Chorus Ltd.[1]	78,498	154
Fisher & Paykel Healthcare Corp. Ltd.	7,526	35
Nuplex Industries Ltd.	41,093	117

		507

Norway — 1.3%
Aker ASA, Class A	6,084	131

Philippines — 1.6%
Cebu Air Inc.	84,010	158

Singapore — 0.1%
Mapletree Logistics Trust[2]	10,400	9

South Africa — 1.0%
Emira Property Fund[2]	38,117	53
Telkom SA Ltd.	9,017	48

		101

South Korea — 1.9%
Daeduck GDS Co. Ltd.	3,132	27
Korea Petrochemical Industries Co. Ltd.	775	134
Tongyang Life Insurance	2,187	30

		191

Spain — 1.8%
Corp. Financiera Alba SA	2,519	117

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Spain — (continued)
Duro Felguera SA	6,651	$27
Mediaset Espana Comunicacion SA	2,813	37

		181

Sweden — 4.6%
Axfood AB	10,933	174
Bilia AB, Class A	11,054	197
Dios Fastigheter AB	1,304	8
Hemfosa Fastigheter AB	5,663	58
SAS AB1	15,522	28

		465

Taiwan — 5.1%
Coretronic Corp.	73,000	89
Elitegroup Computer Systems Co. Ltd.	146,000	149
Taiwan Surface Mounting Technology Co. Ltd.	29,000	34
Wan Hai Lines Ltd.	96,000	76
WT Microelectronics Co. Ltd.	112,479	169

		517

Thailand — 4.5%
AP Thailand	42,900	9
Asia Plus Group Holdings Securities	1,333,300	167
Bangchak Petroleum	23,400	24
Hana Microelectronics	117,800	141
Krungthai Card	40,200	117

		458

Turkey — 1.2%
Cimsa Cimento Sanayi VE Ticaret AS	21,740	124

United Kingdom — 11.4%
Debenhams PLC	40,289	56
Evraz PLC[1]	26,342	51
Go-Ahead Group PLC	256	10
Greggs PLC	11,518	214
Hargreaves Services PLC	5,899	32
Home Retail Group PLC	57,166	152
Indivior PLC	59,802	211
Intermediate Capital Group PLC	4,974	43
Lancashire Holdings Ltd.	8,604	83
Lookers PLC	15,566	39
Man Group PLC	74,583	184
Northgate PLC	4,283	39

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
United Kingdom — (continued)
Playtech PLC	2,900	$37

		1,151

Total Common Stock
(Cost $8,961) — 95.5%		9,649

EXCHANGE TRADED FUND
Market Vectors India Small-Cap Index ETF	10,300	436

Total Exchange Traded Fund
(Cost $449) — 4.3%		436

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040% **	44,168	44

Total Short-Term Investment
(Cost $44) — 0.4%		44

Total Investments — 100.2%
(Cost $9,454) ‡		10,129

Liabilities in Excess of Other Assets — (0.2)%		(23)

Net Assets — 100.0%		$10,106

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
1	Non-income producing security.
2	Real Estate Investment Trust.

ETF	Exchange Traded Fund

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $9,454 and the unrealized appreciation and depreciation were $1,012 and ($337), respectively.

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2015 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2015:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$—	$619	$—	$619
Austria	53	—	—	53
Belgium	—	80	—	80
Canada	659	—	—	659
China	370	581	—	951
Denmark	—	58	—	58
France	—	199	—	199
Germany	—	300	—	300
Indonesia	—	185	—	185
Ireland	125	—	—	125
Italy	—	417	—	417
Japan	—	1,836	—	1,836
Mexico	174	—	—	174
New Zealand	154	353	—	507
Norway	—	131	—	131
Philippines	—	158	—	158
Singapore	—	9	—	9
South Africa	—	101	—	101
South Korea	—	191	—	191
Spain	117	64	—	181
Sweden	—	465	—	465
Taiwan	—	517	—	517
Thailand	—	458	—	458
Turkey	—	124	—	124
United Kingdom	211	940	—	1,151

Total Common Stock	1,863	7,786	—	9,649

Exchange Traded Fund	436	—	—	436

Short-Term Investment	44	—	—	44

Total Investments in Securities	$2,343	$7,786	$—	$10,129

†

Represents securities trading primarily outside the United States, the value of which were adjusted as a result of significant market movements following the close of local trading or due to “foreign line” securities using “local line” prices.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended June 30, 2015, other than the foregoing, there were no transfers between Level 1 and Level 2 investments in securities.

There were no transfers into Level 3.

Amounts designated as “—” are $0.

CCM-QH-006-0200

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 28, 2015